State Street Federal Treasury Plus Money Market Fund N-1A Cover	Sep. 04, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 04, 2026
Prospectus Date	Sep. 09, 2026